Subsequent Events - Armada - Interim - Additional Information (Detail)	Oct. 09, 2026 USD ($) $ / shares $ / xrp shares	Oct. 05, 2026 $ / shares	Oct. 08, 2026 $ / shares	Aug. 12, 2026 $ / shares	Jul. 27, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Nov. 04, 2025 $ / shares	Oct. 19, 2025 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 09, 2025 $ / shares	Aug. 28, 2025 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in usd per share) | $ / shares						$ 0.001	$ 0.001			$ 0.001
Common stock, outstanding (in shares)						1	1			1
Armada Acquisition Corp. II
Subsequent Event [Line Items]
Common stock, par value (in usd per share) | $ / shares											$ 0.10
Class of warrant or right, exercise price of warrants or rights (in usd per share) | $ / shares						$ 11.50			$ 11.50	$ 11.50
Common stock, outstanding (in shares)									0
Deferred underwriting fee payable | $						$ 9,200,000				$ 9,200,000
Armada Acquisition Corp. II | Class A ordinary shares
Subsequent Event [Line Items]
Common stock, par value (in usd per share) | $ / shares						$ 0.0001				$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)						710,000			120,000	710,000
Armada Acquisition Corp. II | Class B ordinary shares
Subsequent Event [Line Items]
Common stock, par value (in usd per share) | $ / shares						$ 0.0001				$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)						7,880,000			2,364,000	7,880,000
Subsequent Event | Armada Acquisition Corp. II
Subsequent Event [Line Items]
Shares issued, price per share (usd per share) | $ / shares								$ 2.36609
Exercisable period from closing of IPO		12 months
Warrant exercisability waiting period		30 days
Warrant exercise price (in usd per share) | $ / shares		$ 11.50
Warrant conversion ratio			0.5
Class of warrant or right, exercise price of warrants or rights (in usd per share) | $ / shares	$ 11.50								$ 11.50
Shares redeemed (in shares)	18,463,753
Redemption price (in usd per share) | $ / shares	$ 10.49
Value of shares redeemed | $	$ 193,599,920
Trust Account funds released | $	47,564,385
Net tangible asset amount required | $	$ 5,000,001
Adjustment factor	0.423264965
Closing XRP price | $ / xrp	1.43069
Signing XRP price | $ / xrp	2.36609
Adjustment factor, fixed value	0.7
Underwriting commissions forgiven due to redemptions | $	$ 7,385,501
Underwriting commissions paid at closing | $	1,814,499
Underwriter expense reimbursement received | $	$ 453,625
Public shares not redeemed (in shares)	4,536,247
Subsequent Event | Armada Acquisition Corp. II | Class A ordinary shares
Subsequent Event [Line Items]
Common stock, par value (in usd per share) | $ / shares			$ 0.0001
Common stock, outstanding (in shares)									120,000
Shares forfeited for cancellation (in shares)	230,694
Shares forfeited for no consideration (in shares)	400,000
Subsequent Event | Armada Acquisition Corp. II | Class B ordinary shares
Subsequent Event [Line Items]
Common stock, par value (in usd per share) | $ / shares			$ 0.0001
Common stock, outstanding (in shares)									2,364,000
Shares forfeited for cancellation (in shares)	4,544,672
Shares forfeited for no consideration (in shares)	7,880,000
Subsequent Event | Armada Acquisition Corp. II | Public Shares
Subsequent Event [Line Items]
Common stock, outstanding (in shares)	4,536,247
Subsequent Event | Armada Acquisition Corp. II | Private placement warrants
Subsequent Event [Line Items]
Shares forfeited for cancellation (in shares)	115,347
Shares forfeited for no consideration (in shares)	200,000
Subsequent Event | Notes Payable, Other Payables | Armada Acquisition Corp. II | Arrington XRP Capital Fund LP
Subsequent Event [Line Items]
Aggregate borrowings outstanding | $					$ 135,000
Series C Subscription Agreement | Subsequent Event | Armada Acquisition Corp. II
Subsequent Event [Line Items]
Shares issued, price per share (usd per share) | $ / shares				$ 10.00
Advance Funding Subscription Agreements | Subsequent Event | Armada Acquisition Corp. II
Subsequent Event [Line Items]
Shares issued, price per share (usd per share) | $ / shares				$ 10.00